VIA EDGAR

June 2, 2006

Securities and Exchange Commission

Document Control

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Old Mutual Advisor Funds

1933 Act File No. 333-116057

1940 Act File No. 811-21587

CIK No. 0001292278

Rule 497(j) certification

Ladies and Gentlemen:

On behalf of Old Mutual Advisor Funds (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), I hereby certify that (i) the Class A and C Prospectus, the Class Z and Institutional Class Prospectus, and the Statement of Additional Information for Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Moderate Growth Portfolio, and Old Mutual Asset Allocation Growth Portfolio, series funds of the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed on May 30, 2006 (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.

If you have any questions or comments regarding this filing, please contact the undersigned at 720-200-7726.

Sincerely,

/s/ Karen S. Proc

Karen S. Proc

Associate General Counsel